Condensed Consolidated Statements of Changes in Stockholders Deficit (Unaudited) - USD ($)	Common stock	Preferred stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2023	$ 1	$ 3	$ 47,855,359	$ (53,975,283)	$ (54,297)	$ (6,174,217)
Balance (in Shares) at Dec. 31, 2023	386	2,952
Issuance of shares in settlement of liability			1,680,210			1,680,210
Issuance of shares in settlement of liability (in Shares)		86
Issuance of shares in settlement of accrued compensation liability			1,115,232			1,115,232
Net loss for the period				(593,132)		(593,132)
Foreign currency transition adjustment					(84)	(84)
Balance at Jun. 30, 2024	$ 1	$ 3	50,650,801	(54,568,415)	(54,381)	(3,971,992)
Balance (in Shares) at Jun. 30, 2024	386	3,038
Balance at Dec. 31, 2024	$ 1	$ 3	51,084,877	(55,422,744)	(53,170)	(4,391,033)
Balance (in Shares) at Dec. 31, 2024	386	3,076
Net loss for the period				(602,732)		(602,732)
Foreign currency transition adjustment					12	12
Balance at Jun. 30, 2025	$ 1	$ 3	$ 51,084,877	$ (56,025,476)	$ (53,158)	$ (4,993,753)
Balance (in Shares) at Jun. 30, 2025	386	3,076